SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12 – SUBSEQUENT EVENTS

On April 2017, the Company entered into securities purchase agreements with investors, pursuant to which the Company received from subscriptions for the purchase of 576,599 shares of the Company’s common stock and warrants to purchase 288,300 shares of our common stock at $1.50, expiring three years from issuance, for aggregate net cash proceeds of $864,819. In addition, the Company issued 186,957 warrants to purchase the Company’s common stock at $1.50, expiring January 13, 2020 for prior placement agent services.

In April 2017, the Company issued an aggregate of 200,000 shares of its common stock for services totaling $290,000 ($1.45 per share).

In April 2017, the Company issued 15,000 shares of its common stock in payment of vested restricted share units.

In April 2017, the Company received and canceled 10,744 shares of its common stock as payment for short-swing profit pursuant to Section 16(b) of the U.S. Securities Exchange Act of 1934, as amended from an officer and member of the Company’s Board of Directors.

NOTE 13 – SUBSEQUENT EVENTS

On February 10, 2017 and March 10, 2017, the Company entered into a unit purchase agreement with certain accredited investors, pursuant to which the Company issued and sold in two closings an aggregate of 995,571 units, which consisted of, in the aggregate, 995,571 shares of our common stock and warrants to purchase 497,787 shares of our common stock at an exercise price of $1.50 per share, in exchange for aggregate net proceeds of $1,358,763, after financing costs.

On January 25, 2017, the Company approved an Amendment Agreement to the certain Unit Purchase Agreement dated May 26, 2016 whereas under the Original Agreement the Company issued each of the purchasers Units at a price of $1.75 per unit, with each original Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share. On February 10, 2017, the Company issued an additional 12,858 shares of common stock and 6,429 warrants to purchase common stock pursuant to the Amendment Agreement.

On January 25, 2017, the Company granted 75,000 shares of common stock and an aggregate of 130,000 options for compensation to key consultants outside the 2012 Equity Plan at a cost (or exercise price) of $1.55 per share.